Significant Accounting Policies - Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash equivalents
Cash and cash equivalents	$ 29,339	$ 174,422	$ 201,261	$ 329,525	$ 329,354	$ 338,740	$ 343,743	$ 361,551	$ 374,543
Restricted cash	2,609	2,604	2,602			2,597
Cash, cash equivalents, and restricted cash	$ 31,948	$ 177,026	$ 203,863	$ 332,126	$ 331,952	$ 341,337	$ 346,339	$ 364,145	$ 377,120	$ 399,269	$ 182,584